DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of carrying amount and fair value of financial assets and liabilities
The carrying amounts and estimated fair values of our financial instruments at September 30, 2014 and 2013 are as follows:

`	As of September 30, 2014		As of September 30, 2013
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
	(dollars in thousands)

Financial assets:
Cash and cash equivalents - non-restricted	$7,656	$7,656	$1,923	$1,923
Cash and cash equivalents - restricted	621	621	623	623
Investments	350	350	1,719	1,719
Net finance receivables	227,221	227,304	314,672	313,215

Financial liabilities:
Amortizing term notes	$127,777	$129,328	$187,582	$190,268
Investment notes	54,773	58,945	63,908	66,987